Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%		30.60%	30.60%
Nondeductible expenses	1.20%		0.50%	0.20%
Impairment of goodwill	26.10%
Foreign tax credit and payments	(9.20%)		(3.30%)	(1.70%)
Lower tax rates applicable to income of subsidiaries	(3.20%)		(2.50%)	(0.40%)
Change in valuation allowance	7.90%		(1.40%)	(3.00%)
Realization of previously unrecognized tax effects of subsidiaries	(19.80%)	[1]
Nontaxable dividends received	(15.60%)		(9.10%)	(2.00%)
Undistributed earnings of subsidiaries	3.60%		0.60%	0.70%
Tax and interest expense for uncertainty in income taxes	0.00%		0.60%	0.00%
Noncontrolling interest income (loss)	(0.10%)		0.20%	0.10%
Effect of changes in tax laws			0.00%	(0.60%)
Expiration of loss carryforward	1.90%		0.10%	0.40%
Other—net	3.00%		(1.00%)	0.20%
Effective income tax rate	26.40%		15.30%	24.50%
Realization of tax benefits that were not previously recognized as deferred tax assets	¥ 85,588

[1]	In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a 19.8% reduction in the effective tax rate for the fiscal year ended March 31, 2020.